Reconciliations of Beginning and Ending Balances of Benefit Obligations and Fair Value of Plan Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Japanese Plans
Change in benefit obligations:
Benefit obligations at beginning of year	¥ 651,520	¥ 626,924
Service cost	26,005	25,738	25,875
Interest cost	11,655	11,788	12,354
Actuarial loss	14,959	6,049
Benefits paid	(19,297)	(18,979)
Benefit obligations at end of year	684,842	651,520	626,924
Change in plan assets:
Fair value of plan assets at beginning of year	495,452	448,736
Actual return on plan assets	84,382	41,593
Employer contributions	19,810	22,589
Benefits paid	(17,648)	(17,466)
Fair value of plan assets at end of year	581,996	495,452	448,736
Funded status at end of year	(102,846)	(156,068)
Foreign Plans
Change in benefit obligations:
Benefit obligations at beginning of year	364,609	262,130
Service cost	9,448	5,884	5,756
Interest cost	14,299	13,176	12,748
Plan participants' contributions	2,617	2,315
Actuarial loss	8,981	45,145
Benefits paid	(9,415)	(10,407)
Curtailments and settlements	(2,868)
Foreign currency exchange rate changes	98,901	46,366
Benefit obligations at end of year	486,572	364,609	262,130
Change in plan assets:
Fair value of plan assets at beginning of year	249,534	192,033
Actual return on plan assets	20,640	25,290
Employer contributions	28,705	7,832
Plan participants' contributions	2,617	2,315
Benefits paid	(9,106)	(9,825)
Settlements	(2,656)
Foreign currency exchange rate changes	70,793	31,889
Fair value of plan assets at end of year	360,527	249,534	192,033
Funded status at end of year	¥ (126,045)	¥ (115,075)